Short-Term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2023
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans from Commercial Banks	The following table presents short-term bank loans from commercial banks as of June 30, 2023 and December 31, 2022:
	As of June 30, 2023	As of December 31, 2022

China Minsheng Bank Fuzhou Branch	$-	$10,769
Bank of China Fuzhou Jin’an Branch	11,071	11,487
China Merchant Bank Fuzhou Branch	8,996	10,769
Xiamen International Bank Co., Ltd. Fuzhou Branch	6,920	7,179
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,384	1,436
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	1,384	1,436
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	1,384	1,436
Industrial Bank Fuzhou Huqian Sub Branch	830	861
Industrial Bank Fuzhou Branch	1,370	1,421
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch	830	861
Guangxi Beibu Gulf Bank Nanning Branch	692	-
Total	$34,861	$47,655